As filed with the Securities and Exchange Commission on July 18, 2011
Registration No. 33-12789

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Post-Effective Amendment No. 32 to
FORM S-6
FOR REGISTRATION UNDER THE SECURITIES ACT
OF 1933 OF SECURITIES OF UNIT INVESTMENT
TRUSTS REGISTERED ON FORM N-8B-2 ☑

Farm Bureau Life Variable Account
(Exact Name of Registrant)

Farm Bureau Life Insurance Company
(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
(515) 225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):
☑     immediately upon filing pursuant to paragraph (b) of Rule 485;
☐     on _________ pursuant to paragraph (b) of Rule 485;
☐          days after filing pursuant to paragraph (a) of Rule 485;
☐     on _________ pursuant to paragraph (a) of Rule 485.
If appropriate, check the following box:
☐     this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies

FARM BUREAU LIFE INSURANCE COMPANY

Farm Bureau Life Variable Account
Supplement Dated July 18, 2011
to the
Prospectus For
Flexible Premium Variable Life Insurance Policy
(Dated May 1, 2011)

This Supplement amends certain information contained in your variable life insurance policy (“Policy”) prospectus. Please read this Supplement carefully and retain it with your Policy prospectus for future reference.

As described in your prospectus, on July 15, 2011, each portfolio of the EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) merged into a comparable Federated Insurance Series fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Insurance Series Fund
Blue Chip Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Service Class	Federated Capital Income Fund II

Money Market Portfolio—Service Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Insurance Series fund in return for shares of that Federated Insurance Series fund, (ii) the subdivision of the Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Insurance Series fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Insurance Series fund.

* * * * *

This Supplement amends your prospectus by deleting all references in your prospectus to EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus regarding the EquiTrust Fund Portfolios.

1.  On the cover page of your prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

FBVL02

2.  On page 8 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets) (1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.90%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement (2)	0.10%	1.90%

(1)	For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.34%

(2)	The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2012.

3.  On page 9 of your prospectus, the first sentence of the third paragraph under “The Variable Account” is replaced with the following:

The Variable Account currently has 37 Subaccounts but may, in the future, include fewer or additional subaccounts.

4.  On pages 12 and 13 of your prospectus, the presentation of “Portfolio” and “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series. (1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

FBVL02

Portfolio	Investment Objective(s) and Principal Investments
Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

5.  On page 49, revise the third paragraph under “Postponement of Payments” to read as follows:

If, under SEC rules, the Prime Money Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, We will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the Portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Policy, please contact your registered representative or our Home Office toll free at 800-247-4170.

FBVL02

This registration statement incorporates herein by reference the prospectus dated May 1, 2011, included in Post-Effective Amendment No. 31 to the registration statement on Form S-6 (File No. 33-12789) filed on April 29, 2011 pursuant to paragraph (b) of Rule 485.

PART II
UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.
RULE 484 UNDERTAKING
Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its factor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, offer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
REPRESENTATION PURSUANT TO SECTION 26(f)(2)(A)
Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

CONTENTS OF REGISTRATION STATEMENT
This Registration Statement comprises the following papers and documents:
The facing sheet.
A reconciliation and tie-in of information shown in the Prospectus with the items of Form N-8B-2.
The Prospectus consisting of 169 pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representation pursuant to Section 26(f)(2)(A).
The signatures.
Written consents of the following persons:
David A. McNeill, Esquire
Sutherland Asbill & Brennan LLP
Ernst & Young LLP, Independent Registered Public Accounting Firm
Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President
The following exhibits:
1.A.	1. Certified Resolution of the Board of Directors of the Company establishing the Variable Account.(5)
2.	None.

3.	(a) Underwriting Agreement.(13)
(b)	Career Agent’s Contract.(8)

(c)	Commission Schedules. (See Exhibit 3(b)(I) above.)(8)

(d)	Paying Agent Agreement(8)
4.	None.

5.	(a) Form of Policy.(1)
(b)	State variation of Form of Policy.(1)

(c)	Form of Application.(1)

(d)	Revised Policy Form.(2)

(e)	1995 Revised Policy Form.(3)

(f)	Accelerated Death Benefit Rider.(3)

(g)	1996 Revised Policy Form(4)

(h)	1996 Revised Application Form(4)

(i)	Death Benefit Guarantee Rider(7)
6.	(a) Certificate of Incorporation of the Company.(5)
(b)	By-Laws of the Company.(5)
7.	(a) Reinsurance Agreement between Farm Bureau Life Insurance Company and Hanover Life Reassurance Company of America.(10)
(b)	Reinsurance Agreement between Farm Bureau Life Insurance Company and Business Men’s Assurance Company of America.(10)

(c)	Reinsurance Agreement between Farm Bureau Life Insurance Company and The Lincoln National Life Insurance Company.(10)
8.	None.

9.	(a) Amended and Restated Participation Agreement relating to Equitrust Variable Insurance Series Fund.(16)

(a)(1)	Administrative Services Agreement.(16)

(a)(2)	Amended and Restated Service Contract.(16)

(a)(3)	Service Agreement.(16)

(b)	Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(13)

(b)(1)	Shareholder Information Agreement (Rule 22c-2).(12)

(c)	Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(6)

(c)(1)	Amended Schedule to Participation Agreement.(9)

(c)(2)	Shareholder Information Agreement (Rule 22c-2).(12)

(c)(3)	Amended Schedule to Participation Agreement.(13)

(d)	Participation Agreement relating to American Century Funds.(11)

(d)(1)	Amendment to Shareholder Services Agreement.(11)

(d)(2)	Amendment to Participation Agreement.(13)

(d)(3)	Amendment to Shareholder Services Agreement.(13)

(d)(4)	Shareholder Information Agreement (Rule 22c-2).(12)

(d)(5)	Novation Agreement relating to American Century Investment Services, Inc. (15)

(e)	Participation Agreement and Administrative Services Agreement relating to Dreyfus Funds.(9)

(e)(1)	Amended Schedule to Participation Agreement and 12b-1 Agreement.(11)

(e)(2)	Supplemental Agreement (Rule 22c-2).(12)

(e)(3)	Amended Schedule to Participation Agreement.(13)

(e)(4)	Amended Schedule to Administrative Services Agreement.(13)

(f)	Participation Agreement relating to Franklin Templeton Funds.(9)

(f)(1)	Amendment to Participation Agreement.(13)

(f)(2)	Amendment to Participation Agreement.(11)

(f)(3)	Shareholder Information Agreement (Rule 22c-2).(12)

(f)(4)	Amendment to Participation Agreement.(13)

(f)(5)	Amendment to Participation Agreement.(13)

(g)	Participation Agreement relating to JP Morgan Series Trust II.(9)

(g)(1)	Amendment to Participation Agreement (Rule 22c-2).(12)

(g)(2)	Amendment to Participation Agreement. (15)

(g)(3)	Amendment to Supplemental Payment Agreement. (15)

(h)	Participation Agreement relating to Summit Pinnacle Series.(9)

(h)(1)	Shareholder Information Agreement (Rule 22c-2).(12)

(h)(2)	Amendment to Participation Agreement.(13)

(h)(3)	Rule 12b-1 Agreement.(13)

(h)(4)	Amendment to Administrative Services Agreement.(13)
10.	Form of Application (see Exhibit 1.A.(5)(c) above.)

2.	Opinion and Consent of David A. McNeill, Esquire.(16)

3.	Financial Statement Schedules.(16)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

4.	None.

5.	Not applicable.

6.	Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(17)

7.	(a) Consent of Ernst & Young LLP(17)

(b) Consent of Sutherland Asbill & Brennan LLP(16)

8.	Memorandum describing the Company’s conversion procedure (included in Exhibit 9 hereto).

9.	Memorandum describing the Company’s issuance, transfer and redemption procedures for the Policy.(14)

10.	Powers of Attorney.(16)

(1)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on September 4, 1987.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 6, 1993.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1995.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1997.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on May 1, 1998.

(6)	Incorporated herein by reference to the Initial Filing to the Registration Statement on Form S-6 (File No. 333-31444) filed with the Securities and Exchange Commission on March 1, 2000.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on February 26, 2001.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 26, 2001.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on September 27, 2001.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-87766) filed with the Securities and Exchange Commission on April 29, 2003.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 29, 2005.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 27, 2007.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 30, 2008.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 30, 2009.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 28, 2010.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form S-6 (File No. 33-12789) filed with the Securities and Exchange Commission on April 29, 2011.

(17)	Filed herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant, Farm Bureau Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 18th day of July, 2011.

Farm Bureau Life Annuity Account (Registrant)
By:	/s/ Craig A. Lang
Craig A. Lang
President

Farm Bureau Life Insurance Company (Depositor)
By:	/s/ Craig A. Lang
Craig A. Lang
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig A. Lang Craig A. Lang	President and Director [Principal Executive Officer]	July 18, 2011

/s/ James P. Brannen James P. Brannen	Chief Financial Officer, Chief Administrative Officer and Treasurer [Principal Financial Officer and Principal Accounting Officer]	July 18, 2011

* Eric K. Aasmundstad	Director	July 18, 2011

* Steve L. Baccus	Director	July 18, 2011

* William C. Bruins	Director	July 18, 2011

* Doug Gronau	Director	July 18, 2011

* Leland J. Hogan	Vice President and Director	July 18, 2011

* Bob Hanson	Director	July 18, 2011

Signature	Title	Date

* Perry E. Livingston	Director	July 18, 2011

* Joe Heinrich	Director	July 18, 2011

* Charles E. Norris	Director	July 18, 2011

* Keith R. Olsen	Director	July 18, 2011

* Kevin D. Papp	Director	July 18, 2011

* Frank S. Priestley	Director	July 18, 2011

* Kevin G. Rogers	Director	July 18, 2011

* Calvin Rozenboom	Director	July 18, 2011

* Mike L. Spradling	Director	July 18, 2011

* Phillip J. Sundblad	Director	July 18, 2011

* Scott E. VanderWal	Director	July 18, 2011

* Michael S. White	Director	July 18, 2011

*By:	/s/ David A. McNeill
David A. McNeill
Attorney-In-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

6.	Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President

7.(a)	Consent of Ernst & Young LLP.